Corporate Information (Details) - USD ($)		12 Months Ended
	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Corporate Information [Line Items]
Consideration amount			$ 350,000
Brand valued	$ 76,000,000
Subscribers relationship valued	19,000,000
Cash consideration	$ 41,499,983
Issuance of common shares		$ 36,985,507
Majority shareholder	55.25%	55.25%
Anghami Inc. [Member]
Corporate Information [Line Items]
Consideration amount	$ 136,499,983